Financial assets at fair value through profit or loss - Designated as at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Designated at fair value through profit or loss	€ 3,448	€ 5,740
Loans and receivables
Disclosure of fair value measurement of assets [line items]
Designated at fair value through profit or loss	1,118	1,022
- Debt securities
Disclosure of fair value measurement of assets [line items]
Designated at fair value through profit or loss	€ 2,330	€ 4,718